RISK MANAGEMENT - Trading book risk - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	35,044,878	27,376,239
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,160,846	11,996,398
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,966,356	21,608,992
Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,038,856	9,113,668
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,038,856	9,113,668
Investment securities at fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,488,831	22,947,186
Debt securities | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33,754,734	26,292,207
Debt securities | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,966,356	21,608,992
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,966,356	21,608,992
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,290,144	1,084,032
Derivatives | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,290,144	1,084,032
Derivatives | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,133,924	917,434
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,133,924	917,434
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,133,924	917,434
Derivatives | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	156,220	166,598
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	156,220	166,598
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 156,220	$ 166,598